PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Property and equipment are summarized as follows:

	December 31, 2017	June 30, 2017
Office furniture and fixtures	$60,477	$58,064
Office equipment	55,499	40,248
Subtotal	115,976	98,312
Less: Accumulated depreciation	54,570	39,026
Total	$61,406	$59,286

Property and equipment are summarized as follows:

	June 30, 2017	June 30, 2016
Office furniture and fixtures	$58,064	$59,191
Office equipment	40,248	33,270
Leasehold improvements	—	39,591
Subtotal	98,312	132,052
Less: Accumulated depreciation	39,026	29,551
Total	$59,286	$102,501